Marketable Securities (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Loss on sale of marketable securities	$ 0	$ 0	$ 0	$ (919)	$ (919)	$ 54,133
Cash from properties			$ 0	$ 623	623	$ 100,133
Ablemarle Corporation [Member]
Loss on sale of marketable securities					$ (919)
Sales of marketable securities					10
Cash from properties					$ 623